Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill

	December 31,	December 31,
	2015	2014
	(in thousands)
Opening goodwill	$463,324	$357,523
Current year acquisitions (note 4 (a) and (b))	133,123	121,209
Prior period acquisition (note 4(c))	4,418	-
Foreign exchange movement	(12,431)	(15,408)
Closing goodwill	$588,434	$463,324

PMG
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

December 4,
2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	41,039
Intangible asset**	10,259
Accounts receivable	12,997
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(2,459)
Net assets acquired	63,541

Cash consideration	53,681
Other liabilities assumed	9,860
Total cash outflows	63,541
*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.
**The Company has estimated a separate intangible asset (in respect of customer lists acquired) of $10.3 million.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the PMG acquisition if completed on January 1, 2015 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2015 and December 31, 2014 as follows:

	Year Ended
	December 31,
	2015	2014
	(in thousands)
Net revenue	$1,601,891	$1,527,685
Net income	$243,004	$172,390
Basic earnings per share	$4.14	$2.80
Diluted earnings per share	$4.03	$2.73

MediMedia Pharma Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
 The following table summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

February 27,
2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable	5,240
Unbilled Revenue	4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)
Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002

*
Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.

**	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities at the acquisition date which have subsequently been discharged.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the MediMedia Pharma Solutions acquisition if completed on January 1, 2015 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2015 and December 31, 2014 as follows:

	Year Ended
	December 31,
	2015	2014
	(in thousands)
Net revenue	$1,581,816	$1,556,936
Net income	$239,361	$179,289
Basic earnings per share	$4.07	$2.92
Diluted earnings per share	$3.97	$2.84

Aptiv Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 7,
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	125,627
Customer relationships	21,400
Order backlog	7,900
Cash and cash equivalents	3,484
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets	4,180
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,782)
Payments on account	(31,094)
Non-current other liabilities	(11,303)
Loan notes payable**	(17,790)
Net assets acquired	$119,137

Cash consideration	$143,500
Working capital adjustment	(1,964)
141,536
Adjustments to cash consideration**	(22,399)
Net purchase consideration	$119,137

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.  Goodwill related to the US portion of the business acquired is tax deductible.
**Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Aptiv Solutions acquisition if completed on January 1, 2013 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2013 and December 31, 2014 as follows:

	Year Ended
	December 31,
	2014	2013
	(in thousands)
Net revenue	$1,543,820	$1,451,682
Net income	$172,508	$101,857
Basic earnings per share	$2.81	$1.67
Diluted earnings per share	$2.73	$1.64

Clinical Trial Services of Cross Country Healthcare Inc.
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 15,
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	36,922
Intangible asset – customer relationships	3,300
Intangible asset – order backlog	600
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)
Net assets acquired	$51,698

Cash consideration	$51,897
Working capital adjustment	(199)
Net purchase consideration	$51,698

* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the clinical trial services division of Cross Country Healthcare, Inc acquisition if completed on January 1, 2012 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2012 and December 31, 2013 as follows:

	Year Ended
	December 31,
	2013	2012
	(in thousands)
Net revenue	$1,343,996	$1,182,734
Net income	$103,133	$58,944
Basic earnings per share	$1.69	$0.98
Diluted earnings per share	$1.66	$0.98